Other income (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Other income [abstract]
Share of result from associates and joint ventures		€ 19	€ 48
Result on disposal of group companies		117
Other		160	103
Other income	[1]	€ 296	€ 151

[1]	Other income includes Result from associates and joint ventures, Net operating lease income, Net result on derecognition of financial assets at amortised cost, and Other.